Share Capital (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of common shares issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

Common shares issued and outstanding as at December 31, 2024 and June 30, 2024 are as follows:

	Number of common
	shares	Amount
	#	$
Balance, June 30, 2023	18,185,810	40,570,773
Shares issued on private placement financing	2,133,979	7,707,292
Flow-through premium	—	(3,637,149)
Share issue costs	—	(355,016)
Shares issued per agreements	3,886,276	3,934,189
Shares issued per option agreements	1,500,000	1,728,380
Shares issued on vested RSUs	60,000	179,505
Balance, June 30, 2024	25,766,065	50,127,974
Shares issued on equity issuances	47,628,955	34,941,250
Share issue costs	—	(8,931,771)
Shares issued per agreements	1,000,000	308,924
Shares issued per option agreements	2,024,496	1,490,860
Balance, December 31, 2024	76,419,516	77,937,237